Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2026 and 2025, intangible assets, net, consisted of the following:

	As of June 30,
	2026	2025
Self-developed communications platform	$1,485,542	$2,405,362
Distribution channel	957,981	907,365
Technology	1,296,959	1,228,432
Backlog	—	247,082
Customer relationship	2,063,345	1,954,325
Database	1,046,411	991,122
Other	5,539	5,245
	6,855,777	7,738,933
Less: Accumulated amortization	(3,522,068)	(3,295,243)
Intangible assets, net	$3,333,709	$4,443,690

Schedule of Estimated Future Amortization Expense Related to Intangible Assets

Estimated future amortization expense related to intangible assets with finite lives held as of June 30, 2026 is as follows:

For the Year Ended June 30,	Amortization
2027	$947,808
2028	1,001,853
2029	553,446
2030	198,877
2031	135,350
Thereafter	496,375
Total	$3,333,709